Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended
	Mar. 04, 2021	Dec. 15, 2020	Feb. 28, 2021	Aug. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common stock, shares outstanding	8,625,000
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	8,625,000				8,625,000	8,625,000
Sponsor [Member]
Subsequent Event [Line Items]
Advances received from related parties					$ 791,000
Sponsor [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Stock issued during period for services		25,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Borrowings						$ 96,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, Stock split ratio	1:1.2
Common stock, shares outstanding	8,625,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Advances received from related parties				$ 37,000
Subsequent Event [Member] | Founder Shares [Member] | Darla Anderson [Member]
Subsequent Event [Line Items]
Stock issued during period for services			25,000
Subsequent Event [Member] | Founder Shares [Member] | Francesca Luthi [Member]
Subsequent Event [Line Items]
Stock issued during period for services			25,000
Subsequent Event [Member] | Founder Shares [Member] | Charles E [Member]
Subsequent Event [Line Items]
Stock issued during period for services			25,000